ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 55,480,889	$ 54,703,405
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	43,250,852	52,436,969
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 12,230,037	$ 2,266,436